JPMORGAN TRUST I
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
November 2, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 695 (Amendment No. 696 under the Investment Company Act of 1940, as amended) filed electronically on October 27, 2026.
Please contact Mia Pillinger at (212) 272-1760 or mia.pillinger@jpmchase.com if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement 2055 Fund
JPMorgan SmartRetirement 2060 Fund
JPMorgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend Income Fund
JPMorgan SmartRetirement Blend 2030 Fund
JPMorgan SmartRetirement Blend 2035 Fund
JPMorgan SmartRetirement Blend 2040 Fund
JPMorgan SmartRetirement Blend 2045 Fund
JPMorgan SmartRetirement Blend 2050 Fund
JPMorgan SmartRetirement Blend 2055 Fund
JPMorgan SmartRetirement Blend 2060 Fund